UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Small Cap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/16 is included with this Form.

Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (95.9%)

	CONSUMER DISCRETIONARY (12.7%)
38,700	Asbury Automotive Group, Inc. *	$2,041,038
19,800	Big Lots, Inc.	992,178
43,000	Brinker International, Inc.	1,957,790
31,000	Buffalo Wild Wings, Inc. *	4,307,450
47,900	Cheesecake Factory, Inc. (The)	2,305,906
13,300	Churchill Downs, Inc.	1,680,588
63,000	Core-Mark Holding Co., Inc.	2,952,180
45,300	Dave & Buster's Entertainment, Inc. *	2,119,587
37,400	Domino's Pizza, Inc.	4,913,612
20,300	Drew Industries, Inc.	1,722,252
22,000	DSW, Inc. Class A	465,960
53,200	G-III Apparel Group, Ltd. *	2,432,304
26,300	Helen of Troy, Ltd. *	2,704,692
89,900	Monro Muffler Brake, Inc.	5,714,044
20,400	Oxford Industries, Inc.	1,155,048
76,500	Pool Corp.	7,193,295
7,000	Restoration Hardware Holdings, Inc. *(1)	200,760
14,600	Texas Roadhouse, Inc.	665,760
19,400	Vista Outdoor, Inc. *	925,962
163,500	Wolverine World Wide, Inc.	3,322,320
		49,772,726

	CONSUMER STAPLES (4.5%)
7,400	B&G Foods, Inc.	356,680
22,000	Boston Beer Co., Inc. (The) Class A *(1)	3,762,660
29,300	Calavo Growers, Inc.	1,963,100
66,800	Casey's General Stores, Inc.	8,784,868
21,900	J&J Snack Foods Corp.	2,612,013
		17,479,321

	ENERGY (0.3%)
42,200	Atwood Oceanics, Inc. (1)	528,344
66,200	Hornbeck Offshore Services, Inc. *(1)	552,108
		1,080,452

	FINANCIALS (9.5%)
41,400	Allied World Assurance Co. Holdings AG	1,454,796
60,900	Arch Capital Group Ltd. *	4,384,800
7,650	Commerce Bancshares, Inc.	366,435
1,100	Credit Acceptance Corp. *(1)	203,588
45,200	Equity Lifestyle Properties, Inc. REIT	3,618,260
84,748	First Financial Bankshares, Inc. (1)	2,778,887
27,000	LendingTree, Inc. *(1)	2,384,910
67,600	PRA Group, Inc. *	1,631,864
53,900	ProAssurance Corp.	2,886,345
44,000	Prosperity Bancshares, Inc.	2,243,560
20,300	RenaissanceRe Holdings Ltd.	2,384,032
126,600	RLI Corp.	8,707,548
125,100	Stifel Financial Corp. *	3,934,395

Shares		Value
5,200	Universal Insurance Holdings, Inc.	$96,616
		37,076,036
	HEALTH CARE (6.7%)
41,800	Air Methods Corp. *(1)	1,497,694
79,000	Akorn, Inc. *	2,250,315
2,800	Bio-Rad Laboratories, Inc. Class A *	400,456
21,000	Cantel Medical Corp.	1,443,330
24,300	Chemed Corp.	3,312,333
20,000	IDEXX Laboratories, Inc. *	1,857,200
51,200	Mednax, Inc. *	3,708,416
78,850	PAREXEL International Corp. *	4,958,088
22,000	STERIS PLC	1,512,500
21,000	US Physical Therapy, Inc.	1,264,410
58,900	VCA Antech, Inc. *	3,982,229
		26,186,971

	INDUSTRIALS (36.2%)
	AEROSPACE & DEFENSE (5.3%)
26,900	Astronics Corp. *	894,694
4,035	Astronics Corp. Class B *	133,639
63,200	Esterline Technologies Corp. *	3,920,928
118,145	HEICO Corp.	7,893,268
79,400	Teledyne Technologies, Inc. *	7,864,570
		20,707,099

	BUILDING PRODUCTS (3.3%)
49,100	AAON, Inc.	1,350,741
80,800	Lennox International, Inc.	11,522,080
		12,872,821

	COMMERCIAL SERVICES & SUPPLIES (5.9%)
180,500	Healthcare Services Group, Inc.	7,469,090
185,900	Rollins, Inc.	5,441,293
139,500	Waste Connections, Inc. *	10,050,975
		22,961,358

	CONSTRUCTION & ENGINEERING (0.7%)
21,600	Valmont Industries, Inc.	2,921,832
	ELECTRICAL EQUIPMENT (4.7%)
24,700	Acuity Brands, Inc.	6,124,612
115,900	AZZ, Inc.	6,951,682
85,700	EnerSys	5,096,579
		18,172,873

	INDUSTRIAL CONGLOMERATES (1.0%)
36,200	Carlisle Companies, Inc.	3,825,616
	MACHINERY (12.8%)
121,300	CLARCOR, Inc.	7,378,679
65,400	EnPro Industries, Inc.	2,903,106
37,100	Franklin Electric Co., Inc.	1,226,155
77,900	ITT, Inc.	2,491,242
81,800	Lincoln Electric Holdings, Inc.	4,832,744
80,000	Middleby Corp. (The) *	9,220,000
25,800	Nordson Corp.	2,157,138
44,700	RBC Bearings, Inc. *	3,240,750

June 30, 2016

Shares		Value
100,100	Toro Co. (The)	8,828,820
26,100	Wabtec Corp.	1,833,003
102,000	Woodward Inc.	5,879,280
		49,990,917

	MARINE (0.7%)
44,000	Kirby Corp. *	2,745,160
	PROFESSIONAL SERVICES (0.3%)
33,900	Advisory Board Co. (The) *	1,199,721
	ROAD & RAIL (1.1%)
33,700	Genesee & Wyoming, Inc. Class A *	1,986,615
33,800	Landstar System, Inc.	2,320,708
		4,307,323

	TRADING COMPANIES & DISTRIBUTORS (0.4%)
18,400	Applied Industrial Technologies, Inc.	830,576
40,600	Rush Enterprises, Inc. Class A *	874,930
		1,705,506
		141,410,226

	INFORMATION TECHNOLOGY (15.4%)
31,226	ANSYS, Inc. *	2,833,760
34,900	ePlus, Inc. *	2,854,471
57,300	ExlService Holdings, Inc. *	3,003,093
34,700	Fair Isaac Corp.	3,921,447
40,825	Global Payments, Inc.	$2,914,088
74,800	j2 Global, Inc.	4,725,116
29,200	Manhattan Associates, Inc. *	1,872,596
50,400	MAXIMUS, Inc.	2,790,648
15,500	NetScout Systems, Inc. *	344,875
40,400	Science Applications International Corp.	2,357,340
28,800	Stamps.com, Inc. *	2,517,696
43,800	Synaptics, Inc. *	2,354,250
56,800	SYNNEX Corp.	5,385,776
22,700	Syntel, Inc. *	1,027,402
62,658	Tyler Technologies, Inc. *	10,445,715
31,400	Ultimate Software Group, Inc. (The) *	6,603,106
50,000	WEX, Inc. *	4,433,500
		60,384,879

	MATERIALS (5.8%)
95,200	AptarGroup, Inc.	7,533,176
16,400	Chemtura Corp. *	432,632
2,700	Compass Minerals International, Inc. (1)	200,313
62,800	KapStone Paper and Packaging Corp.	817,028
8,700	NewMarket Corp.	3,605,106
38,800	Scotts Miracle-Gro Co. (The) Class A	2,712,508
116,300	Silgan Holdings, Inc.	5,984,798

Shares		Value
24,600	US Concrete, Inc. *	1,498,386
		22,783,947

	UTILITIES (4.8%)
37,800	El Paso Electric Co.	1,786,806
55,200	New Jersey Resources Corp.	2,127,960
23,800	Northwest Natural Gas Co.	1,542,716
15,600	NorthWestern Corp.	983,892
58,400	Piedmont Natural Gas Co., Inc.	3,511,008
171,800	South Jersey Industries, Inc.	5,432,316
41,600	Southwest Gas Corp.	3,274,336
		18,659,034

	TOTAL COMMON STOCKS (Cost $253,989,632) (95.9%)	374,833,592

EXCHANGE-TRADED FUND (0.3%)
9,200	iShares Russell 2000 Growth ETF (1)	1,262,056

	TOTAL EXCHANGE-TRADED FUND (Cost $1,134,138) (0.3%)	1,262,056

SHORT-TERM INVESTMENTS (6.6%)
	MONEY MARKET FUNDS (6.6%)
11,051,989	State Street Institutional Liquid Reserves Fund	11,051,989
14,538,510	State Street Navigator Securities Lending Prime Portfolio (2)	14,538,510

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,590,499) (6.6%)	25,590,499

	TOTAL INVESTMENT SECURITIES (102.8%) (Cost $280,714,269)	$401,686,147

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.8%)		(10,811,586)

NET ASSETS (3) (100%)		$390,874,561

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2016, the market value of the securities on loan was $14,660,812.
(2)	Securities with an aggregate market value of $14,660,812 were out on loan in exchange for $14,538,510 of cash collateral as of June 30, 2016. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $280,714,269, aggregate gross unrealized appreciation was $133,994,937, aggregate gross unrealized depreciation was $13,023,059 and the net unrealized appreciation was $120,971,878.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$374,833,592	$—	$—	$374,833,592
Exchange-Traded Fund	1,262,056	—	—	1,262,056
Short-Term Investments	25,590,499	—	—	25,590,499

Total Investments in Securities	$401,686,147	$—	$—	$401,686,147

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended June 30, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 29, 2016